CONSTRUCTION NOTES PAYABLE (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012 Y D MW
Construction Notes Payable 1	$ 96,800,000
Construction Notes Payable 2	0.375%
Construction Notes Payable 3	93,800,000
Construction Notes Payable 4	866,342
Construction Notes Payable 5	9
Construction Notes Payable 6	30
Construction Notes Payable 7	9.50%
Construction Notes Payable 8	333,333
Construction Notes Payable 9	1,000,000
Construction Notes Payable 10	29,500,000
Construction Notes Payable 11	28,694,811
Construction Notes Payable 12	26,984,811
Construction Notes Payable 13	$ 1,710,000
Construction Notes Payable 14	5
Construction Notes Payable 15	25
Construction Notes Payable 16	7.00%
Construction Notes Payable 17	7.50%